UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.      Name and address of issuer:  Indianapolis Life Insurance Company
                                     Administrative Offices at:
                                     5900 "O" Street
                                     Lincoln, Nebraska 68510

2.      Name of each series or class of funds for which this Form is filed:

3.      Investment Company Act File Number: 811-08964

        Securities Act File Numbers:     033-89028, 333-54972


4(a).   Last day of fiscal year for which this notice is filed:
        December 31, 2004

4(b).   [ ] Check box if this Form is being filed late (i.e. more than
            90 calendar days after the end of the issuer's fiscal year). See Instruction A.2

4(c).   [ ] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                                              $   2,724,865
                                                                                                 -------------

        (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year:                                $  37,485,579
                                                                                -------------

       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
             payable to the Commission:                                         $  65,098,147
                                                                                -------------

        (iv) Total available redemption credits [add Items 5(ii)
             and 5(iii)]:                                                                      - $ 102,583,726
                                                                                                 -------------

         (v) Net sales -- if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                                               $           0
                                                                                                 -------------

        (vi) Redemption credits available for use in future years ---if
             Item 5(i) is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                                        $  99,858,861
                                                                                -------------

       (vii) Multiplier for determining registration fee (See
             Instruction C.9):                                                               X       0.0001177
                                                                                                   -----------

      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):                                           = $             0
                                                                                               ---------------


6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____.

7.     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                 + $       ---
                                                                                                   -----------

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:

                                                                                                 = $         0
                                                                                                   -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: .

                  Method of Delivery:

                                [ ] Wire Transfer
                                [ ] Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):  /s/ James A. Smallenberger
                           --------------------------
                           James A. Smallenberger
                           Senior Vice President and Secretary
                           AmerUs Group Co.

Date:  March 25, 2005